Shareholder Report, Line Graph (Details) - USD ($)			4 Months Ended	5 Months Ended	6 Months Ended	16 Months Ended	17 Months Ended	28 Months Ended	29 Months Ended	40 Months Ended	41 Months Ended	52 Months Ended	53 Months Ended	65 Months Ended	77 Months Ended	89 Months Ended	101 Months Ended
	Mar. 22, 2022	Mar. 01, 2018	Jul. 31, 2022	Jul. 31, 2018	Jul. 31, 2026	Jul. 31, 2023	Jul. 31, 2019	Jul. 31, 2024	Jul. 31, 2020	Jul. 31, 2025	Jul. 31, 2021	Jul. 31, 2026	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
C000234653
Account Value [Line Items]
Line Graph and Table Measure Name					Fairlead Tactical Sector ETF
Accumulated Value	$ 10,000		$ 9,675			$ 9,794		$ 10,968		$ 11,876		$ 13,431
C000246834
Account Value [Line Items]
Line Graph and Table Measure Name					The Nightview Fund
Accumulated Value		$ 10,000		$ 10,724			$ 9,959		$ 26,950		$ 39,709		$ 36,746	$ 31,770	$ 31,300	$ 39,951	$ 45,311
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Equal Weight Index
Accumulated Value	$ 10,000		$ 9,235			$ 9,679		$ 10,597		$ 11,502		$ 13,937
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000		$ 10,595			$ 11,441		$ 12,809		$ 17,478		$ 16,667	$ 18,836	$ 23,008	$ 26,766	$ 32,002